Finance income and costs (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Analysis of income and expense [abstract]
Interest income	€ 0.0	€ 0.0	€ 0.0	€ 0.2
Gain on derivatives	0.0	5.0	3.1	5.4
Total finance income	0.0	5.0	3.1	5.6
Interest expense	(11.4)	(12.4)	(22.3)	(27.7)
Losses on change in fair value of derivatives	(1.9)	0.0	0.0	0.0
Net foreign exchange arising on re-translation of financial assets and liabilities	(1.3)	(3.5)	(0.2)	(2.5)
Net pension interest costs	(0.9)	(0.9)	(1.8)	(1.8)
Amortization of borrowing costs	(0.4)	(0.7)	(0.5)	(1.9)
Interest on unwinding discounted items	(0.3)	(0.3)	(0.6)	(0.6)
Financing costs incurred on new or amended debt	(1.7)	(19.5)	(1.7)	(19.5)
Finance costs	(17.9)	(37.3)	(27.1)	(54.0)
Net financing costs	€ (17.9)	€ (32.3)	(24.0)	€ (48.4)
Write off of deferred debt issuance costs			€ 15.7